Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Feb. 09, 2023 $ / shares
Summary of Significant Accounting Policies [Line Items]
Impairment of equity method investment		$ 454,679
Equity method investment	10,636,544	12,095,020
Exceed federally-insured limits	250,000
Federally insured limits	2,413,000
Deferred offering costs	0	175,136
Deferred rental income	38,346	11,429
Advertising and marketing costs	$ 237,671	$ 1,666,721
Common stock, conversion price (in Dollars per share) | $ / shares	$ 11.25	$ 22.5
Percentage of purchase			40.00%
Reverse stock split	1-for-15
Pre-Funded Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants outstanding (in Shares) | shares	150,000
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate	7.1889	7.0752
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate		1
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock, conversion price (in Dollars per share) | $ / shares		$ 67.5
Equity Method Investment [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment charges	$ 259,579	$ 9,651,361
Laboratory Services MSO, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method investment	259,579	9,196,682
Laboratory Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment of equity method investment	$ 111,033
Business Combination [Member]
Summary of Significant Accounting Policies [Line Items]
Asset acquisition percentage	40.00%
Research and Development Expense [Member]
Summary of Significant Accounting Policies [Line Items]
Research and development expense	$ 0	109,618
Epicon Biotech Co., Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment of equity method investment		454,679
Equity method investment		$ 0
Dr. Yu Zhou [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest percent	40.00%
Asset and liability Accounts [Member] | RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate	7.298	7.0786
Asset and liability Accounts [Member] | United States [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate		1
Series A Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	$ 150
Series B Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	56.7		$ 56.7
Common stock, conversion price (in Dollars per share) | $ / shares	56.7
Series C Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	$ 2.41